Warrants (Details) - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Outstanding, Beginning balance	25,572,059
Number of warrants, Issued
Number of Warrants, Anti-Dilutive Adjustment
Number of warrants, Exercised
Number of warrants, Forfeited
Outstanding, Ending balance	25,572,059	25,572,059
Number of warrants, Exercisable	25,572,059
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance	$ 0.27
Weighted Average Exercise Price Per Share, Issued
Weighted Average Exercise Price Per Share, Anti-Dilutive Adjustment
Weighted Average Exercise Price Per Share, Exercised
Weighted Average Exercise Price Per Share, Forfeited
Weighted Average Exercise Price Per Share, Outstanding, Ending balance	0.27	$ 0.27
Weighted Average Exercise Price Per Share, Exercisable	$ 0.27
Weighted Average Remaining Terms (in years), Outstanding	3 years 10 months 21 days	3 years 10 months 21 days
Weighted Average Remaining Terms (in years), Exercisable	2 years 10 months 21 days
Aggregate Intrinsic Value, Outstanding, Beginning Balance
Aggregate Intrinsic Value, Outstanding, Ending Balance
Aggregate Intrinsic Value, Exercisable